Financial Instruments - Summary of Credit Risk Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning	$ 103	$ 93	$ 91
Translation differences	(1)	2	(7)
Impairment loss recognized / (reversed), net	19	25	23
Amounts written off	(8)	(17)	(14)
Balance at the end	$ 113	$ 103	$ 93